Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		$ 501,396
Property, plant and equipment at end of the year	$ 501,396	$ 487,196	$ 501,396
Total high purity quartz purchase price	11,000
High purity quartz purchase price allocated to land and buildings	$ 2,700
Long-Term Growth rate	2.30%		2.30%
Dunkirk [member]
Reconciliation of changes in property, plant and equipment [abstract]
Pre-tax discount rate		14.60%
Long-Term Growth rate		2.30%
Alloy Facility [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Pre-tax discount rate		13.60%
Long-Term Growth rate		2.30%
Minimum
Reconciliation of changes in property, plant and equipment [abstract]
Forecasted EBITDA margins			3.00%
Minimum | Dunkirk [member]
Reconciliation of changes in property, plant and equipment [abstract]
Forecasted EBITDA margins		0.70%
Minimum | Alloy Facility [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Forecasted EBITDA margins		(3.20%)
Maximum
Reconciliation of changes in property, plant and equipment [abstract]
Forecasted EBITDA margins			27.00%
Maximum | Dunkirk [member]
Reconciliation of changes in property, plant and equipment [abstract]
Forecasted EBITDA margins		19.20%
Maximum | Alloy Facility [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Forecasted EBITDA margins		23.00%
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		$ 39,348
Property, plant and equipment at end of the year	$ 39,348	58,562	$ 39,348
Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		298,573
Property, plant and equipment at end of the year	298,573	276,356	298,573
Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		3,304
Property, plant and equipment at end of the year	3,304	8,556	3,304
Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		67,056
Property, plant and equipment at end of the year	67,056	43,962	67,056
Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		64,251
Property, plant and equipment at end of the year	64,251	66,663	64,251
Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		4,847
Property, plant and equipment at end of the year	4,847	1,030	4,847
Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		11,070
Property, plant and equipment at end of the year	11,070	18,539	11,070
Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		12,948
Property, plant and equipment at end of the year	12,948	13,527	12,948
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		1,699,092	1,585,722
Additions		102,471	118,557
Disposals and other		(34,109)	(23,779)
Transfers from/(to) other accounts			(2,009)
Exchange differences		(64,100)	20,601
Property, plant and equipment at end of the year	1,699,092	1,703,354	1,699,092
Gross carrying amount | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		181,037	175,490
Additions		65	2,886
Disposals and other		(97)	(1,743)
Transfers from/(to) other accounts		51,924	1,289
Exchange differences		(6,881)	3,115
Property, plant and equipment at end of the year	181,037	226,048	181,037
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		1,197,462	1,122,855
Additions		3,415	11,263
Disposals and other		(28,173)	(19,621)
Transfers from/(to) other accounts		87,623	69,560
Exchange differences		(45,916)	13,405
Property, plant and equipment at end of the year	1,197,462	1,214,411	1,197,462
Gross carrying amount | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		7,205	8,690
Additions		5,693	118
Disposals and other		(993)	(1,051)
Transfers from/(to) other accounts		6,369	(376)
Exchange differences		(797)	(176)
Property, plant and equipment at end of the year	7,205	17,477	7,205
Gross carrying amount | Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		145,206	133,073
Additions		76,097	81,457
Disposals and other			(128)
Transfers from/(to) other accounts		(148,021)	(73,312)
Exchange differences		(7,250)	4,116
Property, plant and equipment at end of the year	145,206	66,032	145,206
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		67,091	58,804
Additions	8,550		8,550
Transfers from/(to) other accounts		2,700
Exchange differences		(77)	(263)
Property, plant and equipment at end of the year	67,091	69,714	67,091
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		33,706	34,207
Additions		150
Transfers from/(to) other accounts		(3,813)	61
Exchange differences		(331)	(562)
Property, plant and equipment at end of the year	33,706	29,712	33,706
Gross carrying amount | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		41,314	31,358
Additions		13,201	9,623
Disposals and other		(4,579)	(766)
Transfers from/(to) other accounts		3,218	767
Exchange differences		(1,630)	332
Property, plant and equipment at end of the year	41,314	51,524	41,314
Gross carrying amount | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		26,071	21,245
Additions		3,850	4,660
Disposals and other		(267)	(470)
Transfers from/(to) other accounts			2
Exchange differences		(1,218)	634
Property, plant and equipment at end of the year	26,071	28,436	26,071
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(997,127)	(922,952)
Disposals and other		30,959	12,970
Exchange differences		40,950	(14,276)
Depreciation and amortization for the period		(74,989)	(72,869)
Property, plant and equipment at end of the year	(997,127)	(1,000,207)	(997,127)
Accumulated depreciation | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(119,009)	(114,388)
Disposals and other		101	390
Transfers from/(to) other accounts		(15,742)	49
Exchange differences		4,486	(2,498)
Depreciation and amortization for the period		(3,003)	(2,562)
Property, plant and equipment at end of the year	(119,009)	(133,167)	(119,009)
Accumulated depreciation | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(821,272)	(759,015)
Disposals and other		25,847	10,044
Transfers from/(to) other accounts		20,285	(40)
Exchange differences		33,987	(11,804)
Depreciation and amortization for the period		(60,411)	(60,457)
Property, plant and equipment at end of the year	(821,272)	(801,564)	(821,272)
Accumulated depreciation | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(1,149)	(1,869)
Disposals and other		165	705
Transfers from/(to) other accounts		(4,981)	(9)
Exchange differences		361	452
Depreciation and amortization for the period		(389)	(428)
Property, plant and equipment at end of the year	(1,149)	(5,993)	(1,149)
Accumulated depreciation | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(2,840)	(2,710)
Depreciation and amortization for the period		(211)	(130)
Property, plant and equipment at end of the year	(2,840)	(3,051)	(2,840)
Accumulated depreciation | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(10,317)	(10,348)
Exchange differences		353	78
Depreciation and amortization for the period		(182)	(47)
Property, plant and equipment at end of the year	(10,317)	(10,146)	(10,317)
Accumulated depreciation | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(30,244)	(25,141)
Disposals and other		4,579	1,634
Transfers from/(to) other accounts		438
Exchange differences		1,234	(205)
Depreciation and amortization for the period		(8,211)	(6,532)
Property, plant and equipment at end of the year	(30,244)	(32,204)	(30,244)
Accumulated depreciation | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(12,296)	(9,481)
Disposals and other		267	197
Exchange differences		529	(299)
Depreciation and amortization for the period		(2,582)	(2,713)
Property, plant and equipment at end of the year	(12,296)	(14,082)	(12,296)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(200,568)	(176,522)
Disposals and other		1,342	4,969
Transfers from/(to) other accounts			(144)
Exchange differences		8,215	(3,103)
Impairment losses for the period		(24,940)	(25,768)
Property, plant and equipment at end of the year	(200,568)	(215,951)	(200,568)
Impairment | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(22,680)	(23,448)
Disposals and other			1,376
Transfers from/(to) other accounts		(11,166)	(6)
Exchange differences		415	(102)
Impairment losses for the period		(888)	(500)
Property, plant and equipment at end of the year	(22,680)	(34,319)	(22,680)
Impairment | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(77,617)	(58,060)
Disposals and other		1,342	3,118
Transfers from/(to) other accounts		(45,529)	(622)
Exchange differences		3,418	(560)
Impairment losses for the period		(18,105)	(21,493)
Property, plant and equipment at end of the year	(77,617)	(136,491)	(77,617)
Impairment | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(2,752)	(2,812)
Disposals and other			46
Transfers from/(to) other accounts		877
Exchange differences		299	47
Impairment losses for the period		(1,352)	(33)
Property, plant and equipment at end of the year	(2,752)	(2,928)	(2,752)
Impairment | Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(78,150)	(72,402)
Transfers from/(to) other accounts		55,817	484
Exchange differences		4,047	(2,490)
Impairment losses for the period		(3,784)	(3,742)
Property, plant and equipment at end of the year	(78,150)	(22,070)	(78,150)
Impairment | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(18,542)	(18,544)
Exchange differences		6	2
Property, plant and equipment at end of the year	(18,542)	(18,536)	(18,542)
Impairment | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Exchange differences		30
Impairment losses for the period		(811)
Property, plant and equipment at end of the year		(781)
Impairment | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year		(827)	(1,256)
Disposals and other			429
Property, plant and equipment at end of the year	$ (827)	$ (827)	$ (827)